[THE ACACIA
 GROUP LOGO]         7315 Wisconsin Avenue * Bethesda, MD 20814 * (301) 280-1000
--------------------------------------------------------------------------------


May 17, 2000
                                                TRANSMITTED VIA EDGAR ON 5/17/00

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

RE:    ACACIA NATIONAL LIFE INSURANCE COMPANY (DEPOSITOR)
       ACACIA NATIONAL VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I (REGISTRANT) FILE NO. 333-95593
       RULE 497(j) CERTIFICATION

Dear Madam or Sir:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 11, 2000, for Acacia National Variable Life Insurance Separate Account I ("Separate Account I"), File No. 333-95593, as otherwise required by Rule 497(b) under the Securities Act of 1933, Acacia National Life Insurance Company, on behalf of Separate Account I, hereby certifies that:

       1. The form of prospectus that would have been filed under Rule 497(b) would not have differed from that contained in Pre-Effective Amendment No. 1 to Separate Account I's registration statement for File No. 333-95593 on Form S-6 filed with the SEC April 28, 2000; and

       2. The text of Pre-Effective Amendment No. 1 to Separate Account I's registration statement for File No. 333-95593 on Form S-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please contact me at 301-280-1035.

Sincerely,

/s/ Robert-John H. Sands
------------------------
Robert-John H. Sands
Senior Vice President, Corporate Secretary and General Counsel




          Acacia Mutual Holding Corporation * Acacia Financial Group, Ltd. * Acacia Life Insurance Company * Acacia National Life Insurance Company

          Acacia Financial Corporation * Calvert Group, Ltd, * Acacia Federal Savings Bank * Enterprise Resources, LLC * Acacia Realty Corporation * The Advisors Group, Inc.

          ----------------------------------------------------------------------

          NATIONAL HEADQUARTERS, Washington, DC